SCHEDULE OF RECONCILIATION FOR RECURRING FAIR VALUE MEASUREMENTS OF FAIR VALUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Short-term investments, January 1	¥ 127,514		¥ 2,501
Purchase/Issue	357,142	127,727
Sell / Exercise	70,306		2,501
Included in earnings
Included in other comprehensive loss
Foreign currency translation adjustment included in other comprehensive loss	(2,320)	(213)
Short-term investments, December 31	412,031	127,514
Current warrant Liabilities (Note 14), January 1		37,903
Purchase/Issue			21,622
Sell / Exercise		37,531
Included in earnings			16,906
Foreign currency translation adjustment included in other comprehensive loss		(372)	(415)
Warrants Liabilities, current portion (Note 14), December 31			37,903
Non-current warrant Liabilities (Note 14), January 1		9,650	4,709
Purchase/Issue
Sell / Exercise		38,841	16,550
Included in earnings		29,011	23,376
Foreign currency translation adjustment included in other comprehensive loss		180	(1,885)
Non-current warrant Liabilities (Note 14), December 31			¥ 9,650